Filing pursuant to Rule 497(d)
                                                for The Hirtle Callaghan Trust
                                                1933 Act File No. 33-87762
                                                1940 Act File No. 811-8918
The Hirtle Callahgan Trust
575 E. Swedesford Road
Wayne, PA  19087

Supplement to
Prospectus dated May 20, 1996 of
The Hirtle Callaghan Trust


INVESTMENT MANAGERS.
    (a) The last sentence that appears on page 4 of the prospectus under the heading "The Value Equity Portfolio" is deleted and replaced by the following:

        "Hotchkis and Wiley and Institutional Capital Corporation currently serve as Investment Managers for The Value Equity Portfolio."

    (b) The paragraph relating to Cowen Asset Management that appears under the heading "Investment Managers" on page 12 of the prospectus is deleted and replaced by the following:

        Hotchkis and Wiley ("Hotchkis") serves as Investment Manager for The Value Equity Portfolio. For its services to the Portfolio, Hotchkis receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. Hotchkis, the principal offices of which are located at 800 West Sixth Street, Los Angeles, California, 90017, and its predecessor entities have provided investment management services for equity assets since 1980. Sheldon Lieberman will be responsible for making day-to-day investment decisions for that portion of The Value Equity Portfolio allocated to Hotchkis and Wiley. Before joining Hotchkis and Wiley in 1994, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Prior to that, he was Manager of Trust Investments at Lockheed Corporation. As of September 30, 1996, Hotchkis managed total assets of approximately $9.8 billion, of which approximately $1.4 billion represent assets of mutual funds. Hotchkis, a division of Merrill Lynch Asset Management LP, is controlled by Merrill Lynch & Co., Inc.

ADMINISTRATION AND OTHER SERVICES. The following is added to the paragraph that appears under the heading "Administration, Distribution and Related Services" on page 13 of the prospectus:
-------------
    On or before 1, 1996, and following the acquisition of Furman's mutual fund business by The BISYS Group, Inc., it is anticipated that all such services will be provided to the Trust by BISYS Fund Services, Inc. and/or its affiliated companies. Such services will be provided pursuant to separate contracts, the material terms of which (including fees to be paid by the Trust) are the same as those that apply to the Furman service relationships. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

EXPENSES. The following table of annual operating expenses replaces the corresponding table that appears on page 2 of the prospectus. This table is designed to assist investors in understanding expenses borne by investors as shareholder of the Trust, either directly or indirectly.:

    Table 2:Annual Operating Expenses (as a percentage of average net assets) *
    -------------------------------------------------------------------------
    Portfolio       Value   Growth   Small Cap  International  Limited Duration
                    Equity  Equity   Equity        Equity       Municipal Bond

    Management        0.35%   0.35%    0.50%       0.45%           0.25%
    Fees

    Other Expenses**  0.28%   0.28%    0.28%       0.36%           0.28%
    (after waivers)

    Total Portfolio   0.63%   0.63%    0.78%       0.81%           0.53%
    Operating Expenses
    (after waivers)

    *Figures shown reflect expenses incurred during the fiscal year ended June 30, 1996.

    ** The caption "Other Expenses" does not include extraordinary expenses as determined by the use of generally accepted accounting principles. Amounts shown reflect certain waivers and fee reimbursements by certain of the Trust's service providers. Without these waivers, the expenses that appear under the caption "Other Expenses" would be .33% for The Value Equity and Growth Equity Portfolios, .40% for The Small Capitalization Equity Portfolio, .47% for The International Equity Portfolio and .56% for The Limited Duration Municipal Bond Portfolio. Similarly, the amounts shown under the caption "Total Portfolio Operating Expenses," absent such waivers and fee reimbursements, would be: for The Value Equity, .68%; for The Growth Equity Portfolio, .68%; for The Small Capitalization Equity Portfolio, .90% for The International Equity Portfolio and .92% for The Limited Duration Municipal Bond Portfolio, .81%.

(4) FINANCIAL HIGHLIGHTS. The following table provides information about each of the Trust's portfolios, for the period shown, based on a single share outstanding throughout the period. The table is part of the Trust's financial statements, which are included in the Trust's Statement of Additional Information and which were audited by Coopers & Lybrand, L.L.P., the Trust's independent accountants, whose unqualified report thereon appears in the Statement of Additional Information. The Statement of Additional Information is available to shareholders upon request.

                                     VALUE          GROWTH     SMALL CAPITALIZATION  INTERNATIONAL  LIMITED DURATION
                                AUGUST 25, 1995 AUGUST 8, 1995  SEPTEMBER 5, 1995   AUGUST 17, 1995 OCTOBER 10, 1995
                                 (COMMENCEMENT  (COMMENCEMENT     (COMMENCEMENT      (COMMENCEMENT   (COMMENCEMENT
                                OF OPERATIONS)  OF OPERATIONS)    OF OPERATIONS)    OF OPERATIONS)   OF OPERATIONS)
                                    THROUGH        THROUGH           THROUGH            THROUGH         THROUGH
                                 JUNE 30, 1996  JUNE 30, 1996     JUNE 30, 1996      JUNE 30, 1996   JUNE 30, 1996
                                --------------- -------------- -------------------- --------------- ----------------
    Net Asset Value, Beginning
     of Period.................     $ 10.00        $  10.00          $ 10.00            $ 10.00         $ 10.00
                                     -------        --------          -------            -------         -------
    Income from Investment
     Operations:
     Net investment income.....        0.22            0.04             0.10               0.16            0.35
     Net realized and
      unrealized gain on
      investments and foreign
      currency transactions....        1.51            1.13             1.07               1.35            0.01
                                       -------        --------          -------            -------         -------
     Total from investment
      operations...............        1.73            1.17             1.17               1.51             0.36
                                      -------        --------          -------            -------          -------
    Less Distributions:
      From net investment
      income...................       (0.22)          (0.04)           (0.10)             (0.24)          (0.36)
      From realized gains......       (0.03)           0.00             0.00              (0.01)            0.00
                                     -------        --------          -------            -------          -------
      Total distributions.......      (0.25)          (0.04)           (0.10)             (0.25)          (0.36)
                                     -------        --------          -------            -------          -------
    Net Asset Value, End of
     Period....................      $ 11.48       $  11.13          $ 11.07             $ 11.26         $ 10.00
                                     =======        ========          =======            =======          =======
    Total Return...............       17.28%          11.69%           11.82%             15.15%           3.60%
    Net Assets End of Period
     (in thousands)...........       $71,503        $110,537          $61,503             $77,732         $29,485
    Ratios to Average Net
      Assets of:
      Net investment income*....      2.55%           0.46%            1.33%              1.75%            4.78%
      Expenses net of
      waivers/reimbursements*..       0.63%           0.63%            0.78%              0.81%            0.53%
      Expenses before
      waivers/reimbursements*..       0.68%           0.68%            0.90%              0.92%            0.81%
    Portfolio Turnover Rate....         92%             80%              38%                15%             116%

    ----------------

    * Annualized.


The date of this Supplement is November 20, 1996